SCHEDULE OF WEIGHTED AVERAGE OPERATING LEASE (Details) - USD ($)						12 Months Ended
	Sep. 05, 2024	Sep. 01, 2024	Apr. 14, 2024	Jul. 24, 2023	May 02, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases
Operating cash flows used in operating leases	$ 18,040	$ 3,400		$ 436	$ 1,308	$ 1,222,565	$ 1,221,116	$ 1,225,668
Operating cash flows used in finance leases						7,526	6,721	8,685
Financing cash flows used in finance leases						33,002	40,235	36,477
Right-of-use assets obtained in exchange for new operating lease liabilities						603,434	49,442	2,729,907
Right-of-use assets obtained in exchange for new finance lease liabilities			$ 172,170			$ 172,170
Weighted-average remaining lease term - operating						1 year 10 months 13 days	1 year 4 months 13 days	2 years 3 months 29 days
Weighted-average remaining lease term-finance						4 years 6 months	2 years 5 months 1 day	3 years 5 months 1 day
Weighted average discount rate - operating						5.50%	5.13%	5.13%
Weighted average discount rate - finance						5.88%	5.13%	5.13%